Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings [Member]	Noncontrolling Interest [Member]	Total Equity [Member]
Beginning Shares (in shares) at Dec. 31, 2012		385.9	91.8
Beginning Balance at Dec. 31, 2012		$ 3.8	$ (2,695.7)	$ 7,197.0	$ 2,105.8	$ 30.0	$ 152.7	$ 6,793.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		1.0
Issuance of restricted stock								0.0
Exercise of stock options and stock purchase rights (in shares)	6.1		6.4
Exercise of stock options and stock purchase rights			$ 187.2	(52.7)				134.5
Treasury shares held for taxes due upon exercise of stock options (in shares)			(0.3)
Treasury shares held for taxes due upon exercise of stock options			$ (18.6)					(18.6)
Excess income tax benefit from exercise of stock options				40.4				40.4
Stock-based compensation				53.4				53.4
Cash dividends declared					(257.0)		(3.4)	(260.4)
Purchases of treasury stock (in shares)	(10.7)		(10.7)
Purchases of treasury stock	$ (475.9)		$ (475.9)					(475.9)
Other (in shares)		0.1
Other		$ (0.1)		(9.5)				(9.6)
Net earnings	517.7				493.1		24.6	517.7
Other comprehensive earnings, net of tax	$ (57.0)					(39.9)	(17.1)	(57.0)
Ending Shares (in shares) at Dec. 31, 2013		387.0	96.4
Ending Balance at Dec. 31, 2013		$ 3.9	$ (3,003.0)	7,247.6	2,341.9	(9.9)	156.8	6,737.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		0.6
Issuance of restricted stock								0.0
Exercise of stock options and stock purchase rights (in shares)	2.7		2.8
Exercise of stock options and stock purchase rights			$ 77.7	(17.0)				60.7
Treasury shares held for taxes due upon exercise of stock options (in shares)			(0.4)
Treasury shares held for taxes due upon exercise of stock options			$ (27.7)					(27.7)
Excess income tax benefit from exercise of stock options				39.5				39.5
Stock-based compensation				55.7				55.7
Cash dividends declared					(274.2)		(38.8)	(313.0)
Purchases of treasury stock (in shares)	(8.7)		(8.7)
Purchases of treasury stock	$ (475.5)		$ (475.5)					(475.5)
Other		$ 0.0	$ (4.9)	11.0				15.9
Net earnings	706.9				679.1		27.8	706.9
Other comprehensive earnings, net of tax	(108.3)					(97.3)	(11.0)	(108.3)
Ending Shares (in shares) at Dec. 31, 2014		387.6	102.7
Ending Balance at Dec. 31, 2014	$ 6,691.5	$ 3.9	$ (3,423.6)	7,336.8	2,746.8	(107.2)	134.8	6,691.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		0.7
Issuance of restricted stock								0.0
Exercise of stock options and stock purchase rights (in shares)	1.9		1.9
Exercise of stock options and stock purchase rights			$ 56.5	1.0				57.5
Treasury shares held for taxes due upon exercise of stock options (in shares)			(0.3)
Treasury shares held for taxes due upon exercise of stock options			$ (20.0)					(20.0)
Excess income tax benefit from exercise of stock options				28.6				28.6
Stock-based compensation				97.9				97.9
Cash dividends declared					(305.4)		(27.1)	(332.5)
Purchases of treasury stock (in shares)	(4.5)		(4.5)
Purchases of treasury stock	$ (300.4)		$ (300.4)					(300.4)
SunGard acquisition (in shares)		41.8
SunGard acquisition		$ 0.4		2,743.9			4.2	2,748.5
Other			$ 1.0	1.5			(13.0)	(10.5)
Net earnings	650.8				631.5		19.3	650.8
Other comprehensive earnings, net of tax	(204.6)					(172.2)	(32.4)	(204.6)
Ending Shares (in shares) at Dec. 31, 2015		430.1	105.6
Ending Balance at Dec. 31, 2015	$ 9,406.8	$ 4.3	$ (3,686.5)	$ 10,209.7	$ 3,072.9	$ (279.4)	$ 85.8	$ 9,406.8